Receivables and Other Assets - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Non-trade receivable, net	₩ 159,238	₩ 150,554
Accrued income	10,075	14,273
Other accounts receivable, net	169,313	164,827
Long-term non-trade receivable	11,448	8,738
Other non-current accounts receivable, net	₩ 180,761	₩ 173,565